Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss attributable to the Company - basic	$ (110,954)	$ (126,715)	$ (110,198)
Net loss attributable to the Company - diluted	$ (110,954)	$ (126,715)	$ (110,198)
Denominator
Weighted average shares – basic	723,712,602	723,712,382	723,712,382
Weighted average shares – diluted	723,712,602	723,712,382	723,712,382
Net loss per share attributable to the Company
Basic	$ (0.15)	$ (0.18)	$ (0.15)
Diluted	$ (0.15)	$ (0.18)	$ (0.15)